Capital Stock - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		100,000,000	100,000,000
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		585,000,000.0	585,000,000.0
Preferred Stock, Shares Outstanding		0	0
Preferred stock, shares issued (in shares)		0	0
Conversion basis (in shares)		1
Minimum percentage of common stock		15.00%
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price				$ 8.00
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		485,000,000	485,000,000
Common Stock, Shares, Outstanding		29,200,000	29,100,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Votes per share owned		one
Common Stock, Shares, Issued		29,200,000	29,100,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common Stock, Shares, Outstanding		4,600,000	4,600,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Votes per share owned		five
Maximum percentage of voting power		49.00%
Common Stock, Shares, Issued		4,600,000	4,600,000
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense		$ 200,000	$ 300,000	$ 400,000
Period Of Historical Data Used To Calculate Expected Volatility In Year				5 years
Unrecognized compensation cost related to non-vested stock options granted		38,200	300,000	$ 500,000
Intrinsic value of outstanding in-the-money stock options		900,000	900,000	7,200,000
Intrinsic value of exercisable stock options		$ 600,000	$ 400,000	$ 2,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		5 years 10 months 24 days	7 years	8 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		5 years 9 months 18 days	6 years 6 months	7 years 1 month 6 days
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units vested (in shares)		56,000	78,300	53,800
Market value of restricted stock units		$ 800,000	$ 1,300,000	$ 500,000
Restricted Stock Units (RSUs) | Class A
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)		35,700	44,800	34,100
2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)		0	0
Weighted-average grant date fair value of stock options granted (in dollars per share)				$ 2.79
Expected volatility rate				48.70%
Expected life (in years)				5 years
Dividend yield				3.00%
Risk-free interest rate				2.40%
General and Administrative Expense [Member] | Class A
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense		$ 300,000	$ 200,000	$ 200,000
General and Administrative Expense [Member] | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Employee Benefits and Share-based Compensation		$ 1,600,000	$ 1,400,000	$ 800,000
Non Management Directors | 2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		9,600	13,100	19,900
Grants in period (shares)		16,800	13,100	19,900
Non Management Directors | 2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)				58,800
Term of stock options (in years)		10 years
Officers and Certain Subsidiaries Employees | 2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Term of stock options (in years)		10 years
Vesting period (in years)		3 years
Officers and Employees and Certain Subsidiaries Employees | 2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)				218,200
Officers and Employees | 2007 Long-Term Incentive Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Vesting period (in years)		3 years
Restricted stock units aggregate value, granted (in shares)		$ 1,700,000	$ 3,100,000	$ 800,000
2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)		1,250,000	1,250,000
2007 Long-Term Incentive Plan | Officers and Employees | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)		100,000	200,000	100,000
Minimum
Class of Stock [Line Items]
Dividend range under dividend policy	30.00%
Maximum
Class of Stock [Line Items]
Dividend range under dividend policy	50.00%